Investments accounted for using the equity method	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Investments accounted for using the equity method
31     Investments accounted for using the equity method
S
ignificant interests in equity accounted investments of the Group are those with the most significant contribution to the Group’s net profit or net assets. The Group’s ownership interest in equity accounted investments results are listed in the table below. For a complete list of the Group’s associates and joint ventures, refer to Exhibit 8.1 - List of Subsidiaries.

Significant associates and joint ventures	Country of incorporation/ principal place of business	Associate or joint venture	Principal activity	Reporting date	Ownership interest
					2021%	2020%
Cerrejón	Anguilla/ Colombia/Ireland	Associate	Coal mining in Colombia	31 December	33.33	33.33
Compañía Minera Antamina S.A. (Antamina)	Peru	Associate	Copper and zinc mining	31 December	33.75	33.75
Samarco Mineração S.A. (Samarco)	Brazil	Joint venture	Iron ore mining	31 December	50.00	50.00
Voting in relation to relevant activities in Antamina and Cerrejón, determined to be the approval of the operating and capital budgets, does not require unanimous consent of all participants to the arrangement, therefore joint control does not exist. Instead, because the Group has the power to participate in the financial and operating policies of the investee, these investments are accounted for as associates.
Samarco is jointly owned by BHP Billiton Brasil Ltda (BHP Brasil) and Vale S.A. (Vale). As the Samarco entity has the rights to the assets and obligations to the liabilities relating to the joint arrangement and not its owners, this investment is accounted for as a joint venture.
The Group is restricted in its ability to make dividend payments from its investments in associates and joint ventures as any such payments require the approval of all investors in the associates and joint ventures. The ownership interest at the Group’s and the associates’ or joint ventures’ reporting dates are the same. When the annual financial reporting date is different to the Group’s, financial information is obtained as at 30 June in order to report on an annual basis consistent with the Group’s reporting date.
The movement for the year in the Group’s investments accounted for using the equity method is as follows:

2021 US$M	Investment in associates	Investment in joint ventures	Total equity accounted investments
At the beginning of the financial year	2,585	–	2,585
Profit/(loss) from equity accounted investments, related impairments and expenses (1)	69	(990)	(921)
Investment in equity accounted investments	108	111	219
Dividends received from equity accounted investments	(737)	–	(737)
Transfer to assets held for sale (2)	(284)	–	(284)
Other	1	879	880

At the end of the financial year	1,742	–	1,742

(1)
US$(990) million represents US$(111) million impairment relating to US$(111) million funding provided during the period, US$(1,000) million movement in the Samarco dam failure provision including US$(842) million change in estimate and US$(158) million exchange translation, US$(15) million movement in provisions related to the Samarco Germano dam decommissioning provision including US$6 million change in estimate and US$(21) million exchange translation and US$136 million fair value change on forward exchange derivatives. Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

(2)
On 28 June 2021, the Group announced the divestment of its 33.3 per cent interest in Cerrejón to Glencore, for US$294 million cash consideration. The transaction has an effective economic date of 31 December 2020. The purchase price is subject to adjustments at transaction completion which may include an adjustment for the dividends paid by Cerrejón to the Group during the period from signing to completion. An impairment charge of US$466 million (before tax) was recognised in the year ended 30 June 2021 reducing the carrying value of the Group’s investment in Cerrejón at 30 June 2021 to US$284 million, being the agreed sale proceeds of US$
294
million adjusted for expected transaction costs. Refer to note 13 ‘Impairment of non-current assets’ for details.

At 30 June 2021, the Group’s investment of US$284 million in Cerrejón along with a loan due from Cerrejón of US$40 million, has been classified as ‘Assets held for sale’. Payables owed to Cerrejón of US$17 million have been classified as ‘Liabilities directly associated with the assets held for sale’. Subject to the satisfaction of customary competition and regulatory requirements, the transaction is expected to be completed within 12 months from the balance sheet date.

The following table summarises the financial information relating to each of the Group’s significant equity accounted investments. Information of the Group’s investment in Cerrejón has not been included for FY2021 following its classification as ‘Assets held for sale’. BHP Brasil’s 50 per cent portion of Samarco’s commitments, for which BHP Brasil has no funding obligation, is US$350 million (2020: US$200 million).

	Associates			Joint ventures
2021 US$M	Antamina	Cerrejón	Individually immaterial (1)	Samarco (2)		Individually immaterial	Total
Current assets	1,499	–		509	(3)
Non-current assets	4,885	–		4,380
Current liabilities	(1,285)	–		(9,222	) (4)
Non-current liabilities	(1,062)	–		(7,627)

Net assets/(liabilities) – 100%	4,037	–		(11,960)

Net assets/(liabilities) – Group share	1,362	–		(5,980)
Adjustments to net assets related to accounting policy adjustments	–	–		280	(5)
Investment in Samarco	–	–		516	(6)
Impairment of the carrying value of the investment in Samarco	–	–		(1,041	) (7)
Additional share of Samarco losses	–	–		4,442	(8)
Unrecognised losses	–	–		1,783	(9)

Carrying amount of investments accounted for using the equity method	1,362	–	380	–		–	1,742

Revenue – 100%	4,822	844		814
Profit/(loss) from Continuing operations – 100%	1,847	(43)		(2,202	) (10)

Share of profit/(loss) of equity accounted investments	623	(14)		(1,076	) (11)
Impairment of the carrying value of the investment in Cerrejón	–	(466)		–
Impairment of the carrying value of the investment in Samarco	–	–		(111	) (7)
Additional share of Samarco losses	–	–		85
Fair value change on forward exchange derivatives	–	–		136
Unrecognised losses	–	–		(24	) (9)

Profit/(loss) from equity accounted investments, related impairments and expenses	623	(480)	(74)	(990)		–	(921)

Comprehensive income – 100%	1,847	(43)		(2,202)

Share of comprehensive income/(loss) – Group share in equity accounted investments	623	(480)	(74)	(990)		–	(921)

Dividends received from equity accounted investments	714	13	10	–		–	737

	Associates			Joint ventures
2020 US$M	Antamina	Cerrejón	Individually immaterial (1)	Samarco (2)		Individually immaterial	Total
Current assets	974	712		49	(3)
Non-current assets	4,743	2,462		3,601
Current liabilities	(239)	(170)		(7,961	) (4)
Non-current liabilities	(1,173)	(854)		(5,447)

Net assets/(liabilities) – 100%	4,305	2,150		(9,758)

Net assets/(liabilities) – Group share	1,453	717		(4,879)
Adjustments to net assets related to accounting policy adjustments	–	59		256	(5)
Investment in Samarco	–	–		405	(6)
Impairment of the carrying value of the investment in Samarco	–	–		(930	) (7)
Additional share of Samarco losses	–	–		3,341	(8)
Unrecognised losses	–	–		1,807	(9)

Carrying amount of investments accounted for using the equity method	1,453	776	356	–		–	2,585

Revenue – 100%	2,464	1,091		26
Profit/(loss) from Continuing operations – 100%	629	(182)		(3,617	) (10)

Share of profit/(loss) of equity accounted investments	212	(68)		(1,918	) (11)
Impairment of the carrying value of the investment in Samarco	–	–		(95	) (7)
Additional share of Samarco losses	–	–		93
Unrecognised losses	–	–		1,412	(9)

Profit/(loss) from equity accounted investments, related impairments and expenses	212	(68)	(148)	(508)		–	(512)

Comprehensive income/(loss) – 100%	629	(182)		(3,617)

Share of comprehensive income/(loss) – Group share in equity accounted investments	212	(68)	(148)	(508)		–	(512)

Dividends received from equity accounted investments	105	9	12	–		–	126

	Associates			Joint ventures
2019 US$M	Antamina	Cerrejón	Individually immaterial	Samarco (2)		Individually immaterial	Total
Revenue – 100%	3,203	2,094		24
Profit/(loss) from Continuing operations – 100%	1,168	309		(2,166	) (10)

Share of profit/(loss) of equity accounted investments	394	103		(1,075	) (11)
Impairment of the carrying value of the investment in Samarco	–	–		(96	) (7)
Additional share of Samarco losses	–	–		108
Unrecognised losses	–	–		118	(9)

Profit/(loss) from equity accounted investments, related impairments and expenses	394	103	(98)	(945)		–	(546)

Comprehensive income/(loss) – 100%	1,168	309		(2,166)

Share of comprehensive income/(loss) – Group share in equity accounted investments	394	103	(98)	(945)		–	(546)

Dividends received from equity accounted investments	361	134	15	–		–	510

(1)
The unrecognised share of loss for the period was US$40 million (2020: unrecognised share of loss for the period was US$12 million), which increased the cumulative losses to US$233 million (2020: increase to US$193 million).

(2)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information regarding the financial impact of the Samarco dam failure in November 2015 on BHP Brasil’s share of Samarco’s losses.

(3)	Includes cash and cash equivalents of US$134 million (2020: US$15 million).

(4)	Includes current financial liabilities (excluding trade and other payables and provisions) of US$6,567 million (2020: US$6,023 million).

(5)	Relates mainly to dividends declared by Samarco that remain unpaid at balance date and which, in accordance with the Group’s accounting policy, are recognised when received not receivable.

(6)
Working capital funding provided to Samarco during the period is capitalised as part of the Group’s investments in joint ventures and disclosed as an impairment included within the Samarco impairment expense line item.

(7)
In the year ended 30 June 2016 BHP Brasil adjusted its investment in Samarco to US$ nil (resulting from US$(655) million share of loss from Samarco and US$(525) million impairment). Additional cumulative impairment losses relating to working capital funding of US$(516) million have also been recognised.

(8)
BHP Brasil has recognised accumulated additional share of Samarco losses of US$(4,442) million resulting from US$(3,945) million provisions relating to the Samarco dam failure, including US$(497) million recognised as net finance costs.

(9)	Share of Samarco’s losses for which BHP Brasil does not have an obligation to fund.

(10)
Includes depreciation and amortisation of US$154 million (2020: US$84 million; 2019: US$85 million), interest income of US$1 million
(2020: US$16 million; 2019: US$22 million), interest expense of US$492 million (2020: US$588 million; 2019: US$342 million) and income tax
(expense)/
benefit of US$(303) million (2020: US$(256) million; 2019: US$52 million).

(11)	Includes accounting policy adjustments mainly related to the removal of foreign exchange gains on excluded dividends payable.